Significant accounting policies, judgements, estimates and assumptions - Significant accounting policies: use of judgements, estimates and assumptions (Details) $ in Millions	12 Months Ended
	Dec. 31, 2024 $ / bbl	Dec. 31, 2024 $ / MMBTU	Dec. 31, 2024 £ / tonneOfCO2Emissions	Dec. 31, 2024 $ / tonneOfCO2Emissions	Dec. 31, 2024 USD ($)	Dec. 31, 2023 $ / bbl	Dec. 31, 2023 $ / MMBTU	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)
Disclosure of impairment loss and reversal of impairment loss [line items]
Change in discount rate					$ 953
Increase (decrease) through other changes, property, plant and equipment					700
Profit (loss) before taxation					6,782			$ 23,749	$ 15,405
Decommissioning
Disclosure of impairment loss and reversal of impairment loss [line items]
Change in discount rate					886
Profit (loss) before taxation					$ 200
North Sea
Disclosure of impairment loss and reversal of impairment loss [line items]
Long-term carbon price assumptions used in value-in-use impairment testing | £ / tonneOfCO2Emissions			59
Gelsenkirchen refinery
Disclosure of impairment loss and reversal of impairment loss [line items]
Long-term carbon price assumptions used in value-in-use impairment testing | $ / tonneOfCO2Emissions				97
Later than one year and not later than six years [Member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Long-term price assumptions used in value-in-use impairment testing | $ / bbl	70
Later than twenty years and not later than thirty years
Disclosure of impairment loss and reversal of impairment loss [line items]
Long-term price assumptions used in value-in-use impairment testing	50	4.00				46	4.05
Later than twenty years and not later than thirty years | North Sea
Disclosure of impairment loss and reversal of impairment loss [line items]
Long-term carbon price assumptions used in value-in-use impairment testing | £ / tonneOfCO2Emissions			231